Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit and other	3.60%	3.50%	4.60%
Excess tax benefits from share-based compensation	(1.80%)	(1.80%)	(8.60%)
Tax effects on foreign income	1.00%	0.20%	0.30%
FDII	(0.10%)	(0.10%)	(0.10%)
Change in valuation allowance	0.20%	0.30%	0.40%
Tax credits and other	(0.40%)	(0.80%)	(0.40%)
Effective income tax rate attributable to Watsco, Inc.	23.50%	22.30%	17.20%
Taxes attributable to non-controlling interest	(2.70%)	(2.60%)	(2.00%)
Effective income tax rate	20.80%	19.70%	15.20%